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[ING FUNDS LOGO]

June 28, 2006

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

RE:      ING VARIABLE INSURANCE TRUST ("TRUST")
         File Nos. 333-83071; 811-9477

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, ("1933 Act") this is to certify that the Prospectus and Statement of Additional Information for ING GET U.S. Core - Series 13 contained in Post-Effective Amendment No. 26 to the Trust that would be filed pursuant to 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 26 to the Trust's Registration Statement on Form N-1A.

     If you have any questions, please do not hesitate to contact me at 480-477-2649.

                                      Regards,

                                      /s/ Paul A. Caldarelli
                                      -----------------------
                                      Paul A. Caldarelli
                                      Counsel
                                      ING U.S. Legal Services

cc:  Jeffrey S. Puretz, Esq.
      Dechert LLP

7337 E. Doubletree Ranch Rd.       Tel: 480-477-3000        ING Investments, LLC
Scottsdale, AZ 85258-2034          Fax: 480-477-2700
                                   www.ingfunds.com